Leases (Details Narrative) - USD ($)	May 31, 2025	Apr. 10, 2025	Mar. 25, 2025	Jan. 24, 2025	Jun. 30, 2025	Jun. 02, 2025
Lessee, Lease, Description [Line Items]
Right of use assets					$ 2,294,862
UNITED KINGDOM
Lessee, Lease, Description [Line Items]
Operating lease initial term				2 years
Option to extend				false
Right of use assets				$ 2,300,000
CANADA
Lessee, Lease, Description [Line Items]
Right of use assets			$ 200,000
Remaining lease agreement term			3 years 6 months
Short-term lease term			12 months
NEW YORK
Lessee, Lease, Description [Line Items]
Operating lease initial term		2 years
Option to extend		false
Right of use assets		$ 300,000
UNITED KINGDOM and GERMANY
Lessee, Lease, Description [Line Items]
Right of use assets	$ 100,000
Short-term lease term	12 months
UNITED KINGDOM and GERMANY | Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease agreement term	23 months
UNITED KINGDOM and GERMANY | Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease agreement term	13 months
INDIA
Lessee, Lease, Description [Line Items]
Right of use assets	$ 30,000.00
INDIA | Maximum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease agreement term						14 months
INDIA | Minimum [Member]
Lessee, Lease, Description [Line Items]
Remaining lease agreement term						6 months